Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill [Abstract]
Goodwill	Note 10 – Goodwill As of December 31, 2021, the balance of goodwill solely represented an amount of $20,152,890 that arose from acquisition of Cheyi (BVI) Limited (the “Cheyi BVI”) in 2021.